Share-based payments - Changes in Outstanding ELTIP and EDIP Awards (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EDIP | Time vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	234	244	215
Granted (in shares)	169	130	132
Vested (fair value in 2017: $10.2 million, 2016: $7.0 million, 2015: $10.6 million) (in shares)	(149)	(138)	(102)
Forfeitures (resignations, retirements, redundancies) (in shares)	(3)	(2)	(1)
Outstanding at end of year (in shares)	251	234	244
ELTIP | Time Vesting Shares and Performance Shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	697	679	640
Granted (in shares)	317	241	236
Vested (fair value in 2017: $10.2 million, 2016: $7.0 million, 2015: $10.6 million) (in shares)	(389)	(220)	(196)
Forfeitures (resignations, retirements, redundancies) (in shares)	(7)	(3)	(1)
Outstanding at end of year (in shares)	618	697	679
EDIP and ELTIP
Changes in Outstanding ELTIP and EDIP Awards
Fair value of awards vested	$ 18.9	$ 16.0	$ 10.2